CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Shareholders' Equity
Convertible preferred stock, par value (in dollars per share)	$ 0	$ 0
Convertible preferred stock, shares authorized (in shares)	200,000	200,000
Convertible preferred stock, shares issued (in shares)	0	74,426
Convertible preferred stock, shares outstanding (in shares)	0	74,426
Convertible preferred stock, liquidation preference	$ 0	$ 81,023
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	22,819,136	9,093,732
Common stock, shares outstanding (in shares)	22,819,136	9,093,732